Inventories	12 Months Ended
Mar. 31, 2014
Inventories

8. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31,
	2013	2014
Finished goods	1,007,659	1,159,762
Raw materials	388,780	384,635
Work in process	235,476	258,133
Supplies and other	83,871	92,174

Total	1,715,786	1,894,704